RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Non-bearing interest indebtedness	$ 600,000	$ 599,999
Outstanding indebtedness	$ 600,000	$ 600,000
Other Liability, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Operating cost and expenses	$ 9,378,504	$ 9,257,704
Research and development
RELATED PARTY TRANSACTIONS
Operating cost and expenses	12,000	48,000
Dr. Myers
RELATED PARTY TRANSACTIONS
Non-bearing interest indebtedness	$ 300,000	300,000
Other Liability, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember
Outstanding indebtedness	$ 1,959,000
Monthly payment amount	25,000
Ms. Carter
RELATED PARTY TRANSACTIONS
Non-bearing interest indebtedness	$ 300,000	$ 300,000
Other Liability, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember
Outstanding indebtedness	$ 1,565,000
Monthly payment amount	$ 25,000